STOCK-BASED COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
SUMMARY OF STOCK OPTION ACTIVITY

	Options	Weighted average exercise price	Aggregate Intrinsic value	Weighted average grant date fair value	Weighted average remaining contractual term
Balance at December 31, 2024	3,803,417	$19.17	$46,903	$15.84	6.8
Granted	746,847	$31.50	$9,634	$37.83	9.5
Exercised	-	-	-	-	-
Forfeited	(27,137)	31.50	350	$25.77	-
Expired	(118,439)	15.44	5,994	$11.98	-
Outstanding and expected to vest at June 30, 2025	4,404,688	$21.20	$102,178	$19.56	6.78
Vested and exercisable at June 30, 2025	3,361,504	$19.12	$84,981	$15.87	6.51

	Options	Weighted average exercise price	Aggregate Intrinsic value	Weighted average grant date fair value	Weighted average remaining contractual term
Balance at December 31, 2022	3,665,931	$15.45	$58,697	$12.84	8.8
Granted	597,147	30.39		24.87	9.4
Exercised	—	—		—	—
Cancelled	(327,860)	18.84		15.93
Outstanding and expected to vest at December 31, 2023	3,935,218	$17.43	$55,344	$14.43	8.0
Granted	355,683	31.50		25.53	9.7
Exercised	(642)	11.40		9.96	—
Forfeited	(11,988)	31.29		26.25
Expired	(474,854)	14.10		11.31
Outstanding and expected to vest at December 31, 2024	3,803,417	$19.17	$46,903	$15.84	6.8
Vested and exercisable at December 21, 2024	3,347,404	$18.18	$44,561	$15.09	6.5

SCHEDULE OF BLACK-SCHOLES OPTION PRICING MODEL

	Six Months Ended June 30, 2025	Six Months Ended June 30, 2024
Weighted average risk-free interest rate	4.05%	—
Weighted average expected volatility	105.97%	—
Weighted average expected term (in years)	5.84	—
Expected dividend yield	—	—
Exercise price	$31.50	$—
Estimated fair value of stock price	$44.40

	Year Ended December 31, 2024	Year Ended December 31, 2023
Weighted average risk-free interest rate	3.60%	3.92%
Weighted average expected volatility	107.15%	103.3%
Weighted average expected term (in years)	5.78	5.18
Expected dividend yield	0.0%	0.0%
Exercise price	$25.98	$17.43

SCHEDULE OF ALLOCATION OF STOCK-BASED COMPENSATION EXPENSE

The allocation of stock-based compensation expense was as follows (in thousands):

	For the three months ended June 30,		For the six months ended June 30,
	2025	2024	2025	2024
General, selling and administrative	$5,896	$1,009	$11,167	$7,111
Research and Development	3,814	243	4,619	1,573
Total stock-based compensation	$9,710	$1,252	$15,786	$8,684

The allocation of stock-based compensation expense for the year ended December 31, 2024 and 2023 was as follows (in thousands):

	Year Ended December 31, 2024	Year Ended December 31, 2023 (as restated)
General, selling, and administrative	$11,808	$26,585
Research and development	3,460	8,538
Total stock-based compensation	$15,268	$35,123